Breakdown of expenses by nature - Sensitivity Analysis (Details)	Dec. 31, 2024
Analysis of income and expense [abstract]
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)
Percentage of reasonably possible increase in actuarial assumption	0.50%
Discount rate
Disclosure of defined benefit plans [line items]
Decrease in assumption	5.50%
Increase in assumption	(5.00%)
Salary increases
Disclosure of defined benefit plans [line items]
Decrease in assumption	(5.00%)
Increase in assumption	5.40%
Turnover rates
Disclosure of defined benefit plans [line items]
Decrease in assumption	1.10%
Increase in assumption	(1.10%)